(2) PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Presentation Of Consolidated Financial Statements [Abstract]
Schedule of impacts of reclassifications performed on comparative information of the financial statements

 The following table summarizes the impacts on financial statements:

	2018			2017
	Originally disclosed	Reclassification for presentation purposes	New presentation	Originally disclosed	Reclassification for presentation purposes	New presentation
Net operating revenue	28,136,627	-	28,136,627	26,744,905	-	26,744,905
Cost of electric energy services
Cost of electric energy	(17,838,165)	-	(17,838,165)	(16,901,518)	-	(16,901,518)
Cost of operation	(2,733,754)	-	(2,733,754)	(2,771,145)	-	(2,771,145)
Depreciation and amortization	-	(1,237,627)	(1,237,627)	-	(1,143,795)	(1,143,795)
Other operating costs	-	(1,496,127)	(1,496,127)	-	(1,627,350)	(1,627,350)
Cost of services rendered to third parties	(1,775,339)	-	(1,775,339)	(2,074,611)		(2,074,611)

Gross profit	5,789,369	-	5,789,369	4,997,631	-	4,997,631
Operating expenses
Sales expenses	(608,184)	-	(608,184)	(590,232)	-	(590,232)
Depreciation and amortization	-	(4,260)	(4,260)	-	(5,403)	(5,403)
Allowance for doubtful accounts	(169,259)	-	(169,259)	(155,097)	-	(155,097)
Other sales expenses	(438,925)	4,260	(434,665)	(435,135)	5,403	(429,732)
General and administrative expenses	(987,291)	-	(987,291)	(947,072)	-	(947,072)
Depreciation and amortization	-	(65,319)	(65,319)	-	(93,639)	(93,639)
Other general and administrative expenses	-	(921,972)	(921,972)	-	(853,433)	(853,433)
Other operating expenses	(485,427)	-	(485,427)	(438,494)	-	(438,494)
Amortization of concession intangible assets	-	(286,858)	(286,858)	-	(286,215)	(286,215)
Other operating expenses	-	(198,569)	(198,569)	-	(152,279)	(152,279)

Income from electric energy services	3,708,467	-	3,708,467	3,021,833	-	3,021,833

Equity interests in subsidiaries, associates and joint ventures	334,198	-	334,198	312,390	-	312,390

Finance income (expenses)
Finance income	762,413	-	762,413	880,314	-	880,314
Finance expenses	(1,865,100)	-	(1,865,100)	(2,367,868)	-	(2,367,868)
	(1,102,687)	-	(1,102,687)	(1,487,554)	-	(1,487,554)

Profit before taxes	2,939,977	-	2,939,977	1,846,669	-	1,846,669

Social contribution	(213,673)	-	(213,673)	(168,728)	-	(168,728)
Income tax	(560,310)	-	(560,310)	(434,901)	-	(434,901)
	(773,982)	-	(773,982)	(603,629)		(603,629)

Profit for the year	2,165,995		2,165,995	1,243,040		1,243,040

Profit attributable to the owners of the Company	2,058,040		2,058,040	1,179,750		1,179,750
Profit attributable to noncontrolling interests	107,955		107,955	63,292		63,292
Basic earnings per share attributable to owners of the Company (R$):	2.02		2.02	1.16		1.16
Diluted earnings per share attributable to owners of the Company (R$):	2.01		2.01	1.16		1.16